SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	Jun. 30, 2024
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Residual value	5.00%
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Residual value	5.00%